Trade and other receivables and Other non-current assets - Summary of Trade and Other Receivables (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Fixed deposit under lien with banks	₨ 202		$ 3	₨ 199
Interest reserve	0		0	1,035
Margin money with banks	1,336		19	391
Deposit in Site Restoration Fund	4,776		69	3,986
Investment in rehabilition trust	681		10	719
Advance petroleum profit	2,976		43
Contract assets outstanding	1,465		21
Customer A [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding trade receivables on disputes	11,350		164	8,020
Tax benefits	10,650		154	8,310
Trade and other receivables held back by customer				7,670
Provision against claims raised in respect of short supply of power	2,180		32
Amount withheld by customer	12,480	$ 180
Amount recovered in respect of claim	550	$ 8
Trade and other payable [member]
Disclosure of detailed information about financial instruments [line items]
Margin money with banks	₨ 14		$ 0